RELATED PARTY TRANSACTIONS AND BALANCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Loans to related parties		$ 232,055
Mr. Xinglin Yao [Member]
Related Party Transaction [Line Items]
Loans to related parties		$ 232,054